AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 25, 2002
                                                SECURITIES ACT FILE NO. 33-12213
                                       INVESTMENT COMPANY ACT FILE NO. 811-05037

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:                     [X]

                                    Pre-Effective Amendment No. ___          [ ]

                                    Post-Effective Amendment No. 136         [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:             [X]

                                    Amendment No. 137                        [X]

                        (Check Appropriate Box or Boxes)

                        PROFESSIONALLY MANAGED PORTFOLIOS
                        ---------------------------------
               (Exact Name of Registrant as Specified in Charter)

                         2020 E. Financial Way, Ste. 100
                               Glendora, CA 91741
                    (Address of Principal Executive Offices)
                                 (626) 914-7373
               Registrant's Telephone Number, Including Area Code

                               Steven J. Paggioli
                        Professionally Managed Portfolios
                         2020 E. Financial Way, Ste. 100
                               Glendora, CA 91741
                     (Name and Address of Agent for Service)

                                 WITH A COPY TO:

                                  Julia Allecta
                      Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor.
                          San Francisco, CA 94103-0441


It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b).
[X]   on July 30, 2002 pursuant to paragraph (b).
[ ]   60 days after filing pursuant to paragraph (a)(1).
[ ]   on (date) pursuant to paragraph (a)(1).
[ ]   75 days after filing pursuant to paragraph (a)(2).
[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                   PROSPECTUS
--------------------------------------------------------------------------------


                                     [LOGO]



                               THE OSTERWEIS FUND


--------------------------------------------------------------------------------

                                  July 30, 2002


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.



                               THE OSTERWEIS FUND
                  a series of Professionally Managed Portfolios


The Osterweis Fund (the "Fund") is a no-load mutual fund that seeks to attain long-term total returns by investing primarily in common stocks. Osterweis Capital Management, Inc. (the "Adviser"), is the investment adviser to the Fund.



                                Table of Contents


AN OVERVIEW OF THE FUND........................................................2

PERFORMANCE....................................................................3

FEES AND EXPENSES..............................................................4

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES.......................4

PRINCIPAL RISKS OF INVESTING IN THE FUND.......................................5

MANAGEMENT OF THE FUND.........................................................6

SHAREHOLDER INFORMATION........................................................6

PRICING OF FUND SHARES........................................................10

DIVIDENDS AND DISTRIBUTIONS...................................................10

TAX CONSEQUENCES..............................................................11

FINANCIAL HIGHLIGHTS..........................................................12

PRIVACY NOTICE................................................................13



This Prospectus sets forth basic information about the Fund that you should know before investing. It should be read and retained for future reference.

                  The date of this Prospectus is July 30, 2002

                               The Osterweis Fund


AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S  The Fund seeks to attain long-term total returns.
INVESTMENT
OBJECTIVE?

WHAT ARE THE        The  Fund  invests   primarily in common stocks of companies
FUND'S PRINCIPAL    that  the Adviser believes offer superior  investment value.
INVESTMENT          In selecting investments,  the  Adviser focuses on companies
STRATEGIES?         that it believes to be undervalued or otherwise out-of-favor in the market, but that have attractive growth prospects.

WHAT ARE THE        There  is  the  risk   that  you  could  lose  money on your
PRINCIPAL RISKS investment in the Fund. For example, the market in general, OF INVESTING IN in which the Fund invests, may fall or the Adviser may be
THE FUND?           incorrect in its  expectations about the direction or extent of market movements. In addition, the following risks could affect the value of your investment:

                    o Interest  rates  go  up  which  can result in lower equity valuations
                    o Stocks  in  the  Fund's  portfolio  may not increase their earnings at the rate anticipated

WHO MAY WANT        The Fund may be appropriate for investors who:
TO INVEST           o Are pursuing a long-term goal such as retirement
IN THE FUND?        o Want  to  add  an  equity  investment  to  diversify their investment portfolio
                    o Are  willing  to accept  higher short-term risk along with higher potential for long-term growth of capital

                    The Fund may not be appropriate for investors who:
                    o Need regular income or stability of principal
                    o Are pursuing a short-term goal

PERFORMANCE


     The following performance information indicates some of the risks of investing in the Fund. The bar chart below illustrates how the Fund's total return has varied from year to year. The table below illustrates the Fund's average total return over time compared with a broad-based market index. This past performance (before and after taxes) will not necessarily continue in the future.

[GRAPH]


                          CALENDAR YEAR TOTAL RETURNS*


1994            -1.16%

1995            14.78%

1996            16.11%

1997            28.25%

1998            18.62%

1999            67.41%

2000             7.38%

2001            -9.84%

* The Fund's year-to-date return as of 6/30/02 was -7.23%.

     During the period shown in the bar chart, the Fund's highest quarterly return was 31.52% for the quarter ended December 31, 1999, and the lowest quarterly return was -16.20% for the quarter ended September 30, 1998.

Average Annual Total Returns as of December 31, 2001



                                                                            Since Inception

The Osterweis Fund                                1 Year     5 Years           (10/1/93)
                                                  ------     -------           ---------
     Return Before Taxes                          -9.84%     19.77%              15.95%
     Return After Taxes on Distributions(1)      -10.14%     17.46%              14.23%
     Return After Taxes on Distributions and
         Sale of Fund Shares(1)                   -5.82%     16.36%              13.29%
S&P 500 Index(2)                                 -11.89%     10.71%              13.84%


 ------------

(1) After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

(2) The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.


FEES AND EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.




    Shareholder Fees
    (fees paid directly from your investment)
    Maximum sales charge (load) imposed on purchases                   None
    Redemption Fee (as a percentage of amount redeemed) *             2.00%
    Maximum deferred sales charge (load)                               None

    Annual Fund Operating Expenses
    (expenses that are deducted from Fund assets)
    Management Fees                                                   1.00%
    Distribution and Service (12b-1) Fees                              None
    Other Expenses                                                    0.43%
    Total Annual Fund Operating Expenses                              1.43%

     * The Redemption Fee applies only to those shares that have been held for less than 30 days. The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading. This fee applies only to shares purchased after July 31, 2002.


     Example

     This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under the assumptions, your costs would be:


         ------------------------ ---------- ---------- ---------- ------------
                                   1 Year     3 Years    5 Years    10 Years
         ------------------------ ---------- ---------- ---------- ------------
         The Osterweis Fund         $146       $452       $782       $1,713
         ------------------------ ---------- ---------- ---------- ------------



INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES


     The investment objective and principal investment strategies described below are non-fundamental, which means that they may be changed by action of the Fund's Trustees without shareholder approval. If the Fund changes its investment objective or principal investment strategies, it will notify shareholders at least 60 days in advance of the change.

     The investment objective of the Fund is to seek to attain long-term total returns. Long-term total returns consist of growth of capital and current income.

     The Fund emphasizes the purchase of common stocks of companies that the Adviser believes offer superior investment value. The Adviser focuses on the securities of companies that it believes to be undervalued or otherwise out-of-favor in the market. The stock prices of such companies may be depressed by visible near-term problems and not reflect the companies' long-term prospects. The Adviser places particular emphasis on the analysis of a company's ability to generate cash and its management's deployment of this cash and on a company's longer-term growth prospects.

     The Adviser also seeks under-researched, high growth situations that it believes can be purchased at modest valuations as well as companies with substantial unrecognized assets and improving earnings prospects. As such companies achieve greater visibility and their stocks are accorded valuations more in line with the growth rates, the Adviser is inclined to regard them as candidates for sale, in order to reduce the risk of future earnings disappointments.


     Although not a principal investment strategy, the Fund may also invest in convertible securities and the securities of foreign companies.

     The Fund anticipates that it will have a low rate of portfolio turnover. This means that the Fund has the potential to be a tax efficient investment. This should result in the realization and the distribution to shareholders of lower capital gains, which would be considered tax efficient. This anticipated lack of frequent trading may also lead to lower transaction costs, which could help to improve performance.


Temporary or Cash Investments

     Under normal market conditions, the Fund will stay fully invested according to its principal investment strategies as noted above. However, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents and short-term debt securities and money market instruments in response to adverse market, economic or political conditions. This may result in the Fund not achieving its investment objective. For longer periods of time, the Fund may hold a substantial cash position. If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate as much as it would have if it had been more fully invested. To the extent the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund's advisory fees and operational expenses.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The principal risks that may adversely affect the Fund's net asset value or total return have previously been summarized under "An Overview of the Fund." These risks are discussed in more detail below.

   Market Risk


     The Fund is subject to general market risk. Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, an industry, a sector of the economy or the market as a whole.

     Small Capitalization Risk

     The Fund may wish to take advantage of attractive investment opportunities of start-up companies or companies with small and medium size market capitalization. Such companies are subject to certain risks such as narrower markets, fewer products or services to offer and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund's assets.


     Management Risk


     Management risk means that your investment in the Fund varies with the success or failure of the Adviser's investment strategies and the Adviser's research, analysis and selection of portfolio securities. If the Adviser's investment strategies do not produce the expected results, your investment could be diminished or even lost.


MANAGEMENT OF THE FUND


     Investment Adviser

     Osterweis Capital Management, Inc. is the investment adviser to the Fund. The Adviser's address is One Maritime Plaza, Suite 800, San Francisco, CA 94111. The Adviser has provided investment advisory services to individual and institutional accounts since 1983. As of June 30, 2002, the Adviser had assets under management in excess of $1.7 billion. The Adviser provides the Fund with advice on buying and selling securities. The Adviser also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund. For its services, the Fund pays the Adviser a management fee, calculated daily and payable monthly, equal to 1.00% of the its average daily net assets. For the fiscal year ended March 31, 2002, the Adviser received advisory fees of 1.00% of the Fund's average daily net assets.


   Portfolio Manager


     Mr. John S. Osterweis, President, Chief Investment Officer and Director of the Adviser, is primarily responsible for the management of the Fund's portfolio. Mr. Osterweis has over thirty years of securities analysis and portfolio management experience. He has held his current position with the Adviser for over five years.


SHAREHOLDER INFORMATION

   How to Buy Shares


    To open an account, you must invest at least the minimum amount as indicated below.



    ----------------------------------------- ------------------ ---------------
                                                   To Open           To Add to
    Minimum Investments                         Your Account       Your Account
    ----------------------------------------- ------------------ ---------------
    Regular Accounts                              $100,000            $1,000*
    Retirement and Tax-Deferred Accounts           $3,000             $1,000*
    ----------------------------------------- ------------------ ---------------



     The minimum initial investment required to open a Fund account depends on the nature of the account. For regular accounts, the Fund requires an initial investment of $100,000. For retirement and tax-deferred accounts (IRAs, SEP-IRAs, 401(k) accounts, pension and profit sharing plans, UGMA/UTMA accounts, etc.), an initial investment of $3,000 is required. To add to existing accounts, the Fund requires a minimum investment of $1,000 for all accounts. Initial investments in the Fund may be made in any amount in excess of this amount.

     * After you have opened a Fund account, you also may make automatic subsequent monthly investments with $250 or more through the Automatic Investment Plan. The minimum investment requirements may be waived from time to time by the Fund.


     You may purchase shares of the Fund by check, wire or Electronic Funds Transfer. Shares are purchased at the net asset value next determined after the Transfer Agent receives your order in proper form. All purchases by check must be in U.S. dollars. Third party checks and cash will not be accepted. A charge will be imposed if your check does not clear. The Fund does not issue share certificates. The Fund reserves the right to reject any purchase in whole or in part.

     By Check

     If you are making an initial investment in the Fund, simply complete the Account Application included with this Prospectus and mail it with a check (made payable to "The Osterweis Fund") to:


Regular Mail                             Overnight Delivery
------------                             ------------------
The Osterweis Fund                       The Osterweis Fund
c/o U.S. Bancorp Fund Services, LLC      c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701                             615 E. Michigan Street, Third Floor
Milwaukee, WI 53201-0701                 Milwaukee, WI  53202


NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.


     If you are making a subsequent purchase, detach the stub that is attached to the account statement you will receive after each transaction and mail it together with a check made payable to "The Osterweis Fund" in the envelope provided with your statement or to the address noted above. You should write your account number on the check. If you do not have the stub from your account statement, include your name, address and account number on a separate piece of paper.

     By Wire


     Please call the Transfer Agent toll free at (866) 236-0050 prior to sending a wire in order to obtain a confirmation number and to ensure prompt and accurate handling of the funds. Call the Transfer Agent between 9:00 a.m. and 4:00 p.m., Eastern time, on a day when the New York Stock Exchange ("NYSE") is open for trading to advise them that you are making an investment by wire. The Transfer Agent will ask for your name and the dollar amount you are investing. You will then receive your account number and an order confirmation number. You should then complete the Account Application included with this Prospectus. Include the date and the order confirmation number on the Account Application and mail the completed Account Application to the address at the top of the Account Application. Ask your bank to transmit immediately available funds by wire in the amount of your purchase to:



   U.S. Bank, National Association
   777 East Wisconsin Ave.
   Milwaukee, WI 53202
   ABA Routing #0420-0001-3
   Credit: U.S. Bancorp Fund Services, LLC
   DDA #112-952-137
   Further Credit:         The Osterweis Fund
                           (shareholder name and account number)



     If you are making a subsequent purchase, your bank should wire funds as indicated above. Before each wire purchase, you should be sure to notify the Transfer Agent at (866) 236-0050. It is essential that your bank include complete information about your account in all wire instructions. If you have questions about how to invest by wire, you may call the Transfer Agent. Your bank may charge you a fee for sending a wire to the Fund.


   Through Brokers


     You may buy and sell shares of the Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Fund's Transfer Agent, and you will pay or receive the next price calculated by the Fund. The broker (or agent) holds your shares in an omnibus account in the broker's (or agent's) name, and the broker (or agent) maintains your individual ownership records. The Adviser may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus.


   By Payment in Kind


     In addition to cash purchases, the Fund may, at its discretion, accept the purchase of Fund shares with a payment "in kind" in the form of shares of stock, bonds or other securities. Generally, any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund's objective and otherwise acceptable to the Adviser. If you purchase Fund shares in this manner, you will realize a capital gain or loss for federal income tax purposes on each security tendered.


   Automatic Investment Plan

     For your convenience, the Fund offers an Automatic Investment Plan. Under this Plan, after your initial investment, you authorize the Fund to withdraw automatically from your personal checking account an amount that you wish to invest, which must be at least $250. If you wish to enroll in this Plan, complete the appropriate section in the Account Application. The Fund may terminate or modify this privilege at any time. You may terminate your participation in the Plan at any time by notifying the Transfer Agent in writing.

   Retirement Plans


     You may invest in the Fund by establishing a tax-sheltered individual retirement account ("IRA"). The Fund offers Traditional, Roth, Simple and SEP IRAs. For details concerning Retirement Accounts (including service fees), please call the Transfer Agent toll free at (866) 236-0050. If you wish to open a Section 403(b) or other retirement plan, please contact the Transfer Agent.


   How to Sell Shares

     You may sell (redeem) your Fund shares on any day the Fund and the NYSE are open for business.

     You may redeem your shares by simply sending a written request to the Transfer Agent. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear in the account registration. You should send your redemption request to:


Regular Mail                           Overnight Delivery
The Osterweis Fund                     The Osterweis Fund
c/o U.S. Bancorp Fund Services, LLC    c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701                           615 E. Michigan Street, Third Floor
Milwaukee, WI 53201-0701               Milwaukee, WI  53202


     Redemption proceeds will be mailed on the next business day to the address that appears on the Transfer Agent's records.

     A signature guarantee of each owner is required to redeem shares in the following situations:

o    If you change ownership on your account
o When you want the redemption proceeds sent to a different address than that on the account
o If proceeds are to be made payable to someone other than the account's owner(s)
o Any redemption transmitted by federal wire transfer to a bank other than your bank of record
o If a change of address request has been received by the Transfer Agent within the last 30 days

     Signature guarantees are designed to protect both you and the Fund from fraud. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges, registered securities exchanges or clearing agencies deemed eligible by the SEC. Notaries cannot provide signature guarantees.


     If you complete the Redemption by Telephone portion of the Account Application, you can also redeem shares by calling the Transfer Agent toll free at (866) 236-0050. You may redeem all or some of your shares by Electronic Funds Transfer to a properly authorized bank account. The proceeds usually will arrive at your bank two banking days after we process your redemption. For a $15.00 fee, which will be deducted from your redemption proceeds, we can transmit the proceeds by wire to a pre-authorized bank account. The proceeds usually arrive at your bank, the first banking day after we process your redemption. If you have a retirement account, you may not redeem shares by telephone.


     When you establish telephone privileges, you are authorizing the Fund and its Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.

     Before executing an instruction received by telephone, the Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Fund and the Transfer Agent follow these procedures, they will not be liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Fund may change, modify or terminate these privileges at any time upon at least 60 days' notice to shareholders. You may request telephone redemption privileges after your account is opened by sending in a signed letter of instruction.

     You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

     Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form. If you made your initial investment by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application is received by the Fund.

     If you did not purchase your shares with a certified check or wire, the Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.

     The Fund may redeem the shares in your account if the value of your account is less than $1,500 as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $1,500 before the Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $1,500 before the Fund takes any action.


   Short-Term Trading

     The Fund is intended for long-term investors. Short-term "market-timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all of the Fund's shareholders. For these reasons, the Fund will assess a 2.00% fee on the redemption of Fund shares held for less than 30 days. This fee is paid to the Fund to help offset transaction costs and administrative expenses. If you purchased shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. This fee does not apply to Fund shares acquired through the reinvestment of dividends. The Fund reserves the right to change the terms and amount of this fee upon at least 60 days' notice to shareholders. This fee applies only to shares purchased after July 31, 2002.

    Redemption in Kind

     The Fund reserves the right, at its discretion, to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Fund would do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.


   Systematic Withdrawal Program


     As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Program. You may call the Transfer Agent toll free at
(866) 236-0050 to arrange for regular monthly or quarterly fixed withdrawal payments. In order to participate in this Program, you must redeem a minimum amount of $100 per payment and your Fund account must maintain a value of at least $100,000. This Program may be terminated at any time by the Fund.

     A withdrawal under the Program involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted. You may also elect to terminate your participation in this Program at any time by informing the Transfer Agent at (866) 236-0050.


PRICING OF FUND SHARES


     The price of the Fund's shares is based on the Fund's net asset value. This is calculated by dividing the Fund's assets, minus its liabilities, by the number of shares outstanding. The Fund's assets consist of the market value of securities held in its portfolio, plus any cash and other assets. The Fund's liabilities are fees and expenses owed by the Fund. The number of Fund shares outstanding is the amount of shares which have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the net asset value next calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus.


     The net asset value of the Fund's shares is determined as of the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).

DIVIDENDS AND DISTRIBUTIONS


     The Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December. The Fund may make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31 on or about December 31.


     All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date for the distribution.

TAX CONSEQUENCES

     The Fund intends to make distributions of dividends and capital gains. Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.


     By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding. The Fund must also withhold a percentage of your taxable distributions and redemption proceeds if the IRS instructs the Fund to do so.


     If you sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

FINANCIAL HIGHLIGHTS

This table shows the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. "Total return" shows how much your investment in the Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been audited by Ernst & Young LLP, independent auditors. Their report and the Fund's financial statements are included in the Annual Report, which is available upon request.


For a capital share outstanding throughout each year

                                                                Fiscal Year Ended March 31,
                                                    2002       2001      2000        1999        1998
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of fiscal year         $20.72     $26.93    $17.97     $16.99      $12.88
                                                  ------     ------    ------     ------      ------
Income from investment operations:
         Net investment loss                        0.05       0.07     (0.10)     (0.04)       0.02
         Net realized and unrealized gain (loss)
                  on investments                   (0.70)     (1.74)    11.04       2.62        5.61
                                                   ------     ------    -----       ----        ----
Total from investment operations                   (0.65)     (1.67)    10.94       2.58        5.63
                                                   ------     ------    -----       ----        ----

Less distributions:
         From net investment income                (0.05)     (0.01)     -          -          (0.05)
         From net realized gain                    (0.21)     (4.53)    (1.98)     (1.60)      (1.47)
                                                   ------     ------    ------     ------      ------
Total distributions                                (0.26)     (4.54)    (1.98)     (1.60)      (1.52)
                                                   ------     ------    ------     ------      ------
Net asset value, end of year                      $19.81     $20.72    $26.93     $17.97      $16.99
                                                  ======     ======    ======     ======      ======
Total return                                       (3.04%)    (6.38%)   63.16%     17.20%      45.77%
Ratios/supplemental data:
Net assets, end of period (millions)              $69.7      $52.9     $48.0      $25.1       $22.4
Ratio of expenses to average net assets:
         Before fees waived and expenses absorbed
                  or recouped                       1.43%      1.45%     1.45%      1.69%       1.67%
         After fees waived and expenses absorbed
                  or recouped                       1.43%      1.45%     1.57%      1.75%       1.75%

Ratio of net investment income
         (loss) to average net assets:
         Before fees waived and expenses absorbed
                  or recouped                       0.33%      0.37%    (0.36%)    (0.21%)      0.21%
         After fees waived and expenses absorbed
                  or recouped                       0.33%      0.37%    (0.48%)    (0.27%)      0.13%
Portfolio turnover rate                            48.85%     31.77%    38.58%     31.19%      26.27%



PRIVACY NOTICE


   The Fund and the Adviser collect non-public information about you from the following sources:


o    Information we receive about you on applications or other forms;

o    Information you give us orally; and

o    Information about your transactions with us or others.

     We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.


     In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.


--------------------------------------------------------------------------------

                               THE OSTERWEIS FUND
           a series of Professionally Managed Portfolios (the "Trust")

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus. You may receive free copies of reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

                       c/o U.S. Bancorp Fund Services, LLC

                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                       Telephone: (866) 236-0050 toll-free


You can review and copy information including the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling (202) 942-8090. Reports and other information about the Fund are also available:


o Free of charge from the Commission's EDGAR database on the Commission's Internet website at http://www.sec.gov., or

o For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102, or

o For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.


               (The Trust's SEC Investment Company Act file number is 811-05037)




                       STATEMENT OF ADDITIONAL INFORMATION

                                  July 30, 2002


                               THE OSTERWEIS FUND

                                   a series of
                        PROFESSIONALLY MANAGED PORTFOLIOS
                          One Maritime Plaza, Suite 800
                             San Francisco, CA 94111

                   (866) 236-0050 toll free or (415) 434-4441

This Statement of Additional Information ("SAI") is not a prospectus and it should be read in conjunction with the Prospectus dated July 30, 2002, as may be revised, of The Osterweis Fund (the "Fund"), a series of Professionally Managed Portfolios (the "Trust"). Osterweis Capital Management, Inc. (the "Adviser") is the investment adviser to the Fund. A copy of the Fund's Prospectus is available by calling either of the numbers listed above.


The Fund's audited financial statements for the fiscal year ended March 31, 2002, are incorporated herein by reference to the Fund's Annual Report dated March 31, 2002. A copy of the Annual Report may be obtained without charge by calling or writing the Fund as shown above.




                                TABLE OF CONTENTS

TABLE OF CONTENTS..............................................................1
THE TRUST......................................................................2
INVESTMENT OBJECTIVE AND POLICIES..............................................2
INVESTMENT RESTRICTIONS.......................................................13
DISTRIBUTIONS AND TAX INFORMATION.............................................14
TRUSTEES AND EXECUTIVE OFFICERS...............................................17
THE FUND'S INVESTMENT ADVISER.................................................23
SERVICE PROVIDERS.............................................................24
PRINCIPAL UNDERWRITER AND DISTRIBUTOR.........................................25
EXECUTION OF PORTFOLIO TRANSACTIONS...........................................26
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................28
DETERMINATION OF SHARE PRICE..................................................31
PERFORMANCE INFORMATION.......................................................32
GENERAL INFORMATION...........................................................34
FINANCIAL STATEMENTS..........................................................36
APPENDIX......................................................................37


                                    THE TRUST


     The Trust is an open-end management investment company organized as a Massachusetts business trust. The Trust consists of various series that represent separate investment portfolios. This SAI relates only to the Fund.


     The Trust is registered with the Securities and Exchange Commission ("SEC") as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

                        INVESTMENT OBJECTIVE AND POLICIES


     The Osterweis Fund is a no-load mutual fund with the investment objective of seeking to attain long-term total returns. The Fund is diversified (see fundamental investment restriction 7 under "Investment Restrictions"). Under applicable federal laws, the diversification of a mutual fund's holdings is measured at the time the fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund's total assets due to movements in the financial markets. If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers. Then a fund would be subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal laws.

     The  following  information   supplements  the  discussion  of  the  Fund's
investment objective and policies as set forth in its Prospectus. Unless otherwise noted, all of the investment policies and strategies described in the Fund's Prospectus or hereafter are non-fundamental, which means that they may be changed by action of the Board of Trustees, without shareholder approval. There can be no guarantee that the Fund's objective will be attained.

Equity Securities

     The Fund may invest in equity securities consistent with the Fund's investment objective and strategies. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities. Equity securities, such as common stocks, represent shares of ownership of a corporation. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Please see "Preferred Stock" below. Some preferred stocks may be convertible into common stock. Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Please see "Convertible Securities and Warrants" below.

     To the extent the Fund invests in the equity securities of small or medium-size companies, it will be exposed to the risks of smaller sized companies. Small and medium-sized companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, or services, markets, or financial resources, or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership, and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis or not, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio.


Convertible Securities and Warrants


     The Fund may invest in convertible securities and warrants, or similar rights. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.


     A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

Preferred Stock

     The Fund may invest in preferred stocks. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Repurchase Agreements

     The Fund may enter into repurchase agreements. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration. The Fund may enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities would generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements.


     For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased by the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. Government security.

     Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, the Fund will always receive as collateral for any repurchase agreement to which it is a party, securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.


     It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.


Reverse Repurchase Agreements

     The Fund may also enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date, and interest payment. The Fund will maintain cash or high-grade liquid debt securities with a value equal to the value of the Fund's obligation under the agreement, including accrued interest, in a segregated account with the Fund's Custodian. The securities subject to the reverse repurchase agreement will be marked-to-market daily.


When-Issued Securities

     The Fund may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for them take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, the Fund intends to purchase them with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued basis. The Fund's Custodian will segregate liquid assets equal in value to commitments for when-issued securities. Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.

Illiquid Securities


     The Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Adviser will monitor the amount of illiquid securities in the Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Fund's investment restrictions.


     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to sell them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not reflect the actual liquidity of such investments. These securities might be adversely affected if qualified institutional buyers were unwilling to purchase such securities. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the 1933 Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities despite their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

Fixed-Income Securities


     Although equity securities are the primary focus for the Fund, the Adviser may purchase fixed-income securities and convertible bonds for the Fund's portfolio in pursuing its investment goal. The Adviser prefers to purchase fixed-income securities during times of high real interest rates or when it believes that the outlook for the equity markets is sufficiently unsettled to warrant building yield into the Fund's portfolio.

     Fixed-income securities eligible for purchase by the Fund include investment grade corporate debt securities, those rated BBB or better by
Standard & Poor's Ratings Group ("S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's"). Securities rated BBB by S&P are considered investment grade, but Moody's considers securities rated Baa to have speculative characteristics. The Fund reserves the right to invest up to 30% of its assets in securities rated lower than BBB by S&P or lower than Baa by Moody's but rated at least B by S&P or Moody's (or, in either case, if unrated, deemed by the Adviser to be of comparable quality).

     Lower-rated securities, often called "junk bonds," generally offer a higher current yield than that available for higher grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit the Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.


     Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Fund may have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Also, as the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates the value of the securities held by a Fund may decline proportionately more than a Fund consisting of higher-rated securities. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher-rated bonds, resulting in a decline in the overall credit quality of the securities held by the Fund and increasing the exposure of the Fund to the risks of lower-rated securities.


     Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after the Fund has acquired the security. If a security's rating is reduced while it is held by the Fund, the Adviser will consider whether the Fund should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial conditions may be better or worse than the rating indicates. The ratings for debt securities are described in the Appendix.


U.S. Government Securities

     U.S. Government securities in which the Fund may invest include direct obligations issued by the U.S. Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds. U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Federal National Mortgage Association, Federal Home Loan Banks, Government National Mortgage Association, International Bank for Reconstruction and Development and Student Loan Marketing Association.

     All Treasury securities are backed by the full faith and credit of the United States. Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against United States in the event that the agency or instrumentality does not meet its commitment.

     Among the U.S. Government securities that may be purchased by the Fund are "mortgage-backed securities" of the Government National Mortgage Association ("Ginnie Mae"), the Federal Home Loan Mortgage Association ("Freddie Mac") and the Federal National Mortgage Association ("Fannie Mae"). These mortgage-backed securities include "pass-through" securities and "participation certificates," both of which represent pools of mortgages that are assembled, with interests sold in the pool. Payments of principal (including prepayments) and interest by individual mortgagors are "passed through" to the holders of interests in the pool; thus each payment to holders may contain varying amounts of principal and interest. Prepayments of the mortgages underlying these securities may result in the Fund's inability to reinvest the principal at comparable yields. Mortgage-backed securities also include "collateralized mortgage obligations," which are similar to conventional bonds in that they have fixed maturities and interest rates and are secured by groups of individual mortgages. Timely payment of principal and interest on Ginnie Mae pass-throughs is guaranteed by the full faith and credit of the United States. Freddie Mac and Fannie Mae are both instrumentalities of the U.S. Government, but their obligations are not backed by the full faith and credit of the United States.

Foreign Securities


     The Fund may invest up to 20% of its total assets in securities of foreign issuers. The Fund may also invest without limit in securities of foreign issuers that are listed and traded on a U.S. national securities exchange. The Adviser usually buys securities of leading foreign companies that have well recognized franchises and are selling at a discount to the securities of similar domestic businesses, but is not obligated to do so.

     American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. Among the means through which the Fund may invest in foreign securities is the purchase of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), and Global Depositary Receipts ("GDRs"). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs and GDRs, in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs and GDRs are European and Global receipts evidencing a similar arrangement. ADRs, EDRs, and GDRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. For purposes of the Fund's investment policies, ADRs, EDRs and GDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, EDR or GDR representing ownership of common stock will be treated as common stock.


     Risks of Investing in Foreign Securities Investments in foreign securities involve certain inherent risks, including the following:

     Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and diversification and balance of payments position. The internal politics of some foreign countries may not be as stable as those of the United States. Governments in some foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are affected by the trade policies and economic conditions of their trading partners. If these trading partners enacted protectionist trade legislation, it could have a significant adverse effect upon the securities markets of such countries.

     Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

     Taxes. The interest and dividends payable on some of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

     Costs. To the extent that the Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

Options and Futures Transactions

     To the extent consistent with its investment objective and policies, the Fund may purchase and write call and put options on securities, securities indices and on foreign currencies and enter into futures contracts and use options on futures contracts, to the extent of up to 5% of its assets. The Fund has no present intention of engaging in such transactions.

     Transactions in options on securities and on indices involve certain risks. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; such losses may be mitigated or exacerbated by changes in the value of the Fund's securities during the period the option was outstanding.

     Use of futures contracts and options thereon also involves certain risks. The variable degree of correlation between price movements of futures contracts and price movements in the related portfolio positions of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. Also, futures and options markets may not be liquid in all circumstances and certain over the counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction at all or without incurring losses. Although the use of options and futures transactions for hedging should minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in the value of such position. If losses were to result from the use of such transactions, they could reduce net asset value and possibly income. The Fund may use these techniques to hedge against changes in interest rates or securities prices or as part of its overall investment strategy. The Fund will segregate liquid assets, (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under options and futures contracts to avoid leveraging.

Short-Term Investments

     The Fund may invest in any of the following securities and instruments:

     Certificates of Deposit, Bankers' Acceptances and Time Deposits. The Fund may hold certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

     In addition to buying certificates of deposit and bankers' acceptances, the Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

     Commercial Paper and Short-Term Notes. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.


     Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-1" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality. These rating symbols are described in the Appendix.

Investment Company Securities

     The Fund may invest in shares of other investment companies. The Fund may invest in money market mutual funds in connection with its management of daily cash positions. The Fund currently intends to limit its investments in securities issued by other investment companies so that: (a) no more than 5% of the Fund's total net assets will be invested in an one investment company; (b) no more than 10% of the Fund's total net assets will be invested in all other investment companies as a whole; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, or its affiliated persons, as a whole. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company's advisory and operational expenses.


                             INVESTMENT RESTRICTIONS

     The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. The Fund may not:

     1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

     2. (a) Borrow money, except as stated in the Prospectus and this Statement of Additional Information. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

        (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

     3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities).


     4. Purchase or sell real estate, commodities or commodity contracts (other than futures transactions for the purposes and under the conditions described in the Prospectus and in this Statement of Additional Information).

     5. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry or sector. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)


     6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures, forward or repurchase transactions.


     7. Purchase the securities of any issuer, if as a result more than 5% of the total assets of the Fund would be invested in the securities of that issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, provided that up to 25% of the value of its assets may be invested without regard to this limitation.


     The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:


     1. Purchase any security if as a result the Fund would then hold more than 10% of any class of securities of an issuer (taking all common stock issues of an issuer as a single class, all preferred stock issues as a single class, and all debt issues as a single class) or more than 10% of the outstanding voting securities of an issuer.

     2. Invest in any issuer for purposes of exercising control or management.

     3. The Fund may not invest in securities of other investment companies except as permitted under the 1940 Act.

     4. Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities that are not readily marketable and repurchase agreements with more than seven days to maturity.

     5. With respect to fundamental investment restriction 2(a) above, the Fund may not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.


     Except with respect to borrowing and illiquid securities, if a percentage restriction described in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.


                        DISTRIBUTIONS AND TAX INFORMATION

Distributions

     Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, the Fund expects to distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

     Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information

     Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to continue to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), provided that it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. It is the Fund's policy to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income tax or excise taxes based on net income. To avoid the excise tax, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the one-year period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal excise tax.

     The Fund's ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

     The Fund may purchase and write certain options, futures and foreign currency. Such transactions are subject to special tax rules that may affect the amount, timing, and character of distributions to shareholders. For example, such contracts that are "Section 1256 contracts" will be "marked-to-market" for federal income tax purposes at the end of each taxable year (i.e., each contract will be treated as sold for its fair market value on the last day of the taxable year). In general, unless certain special elections are made, gain or loss from transactions in such contracts will be 60% long term and 40% short-term capital gain or loss. Section 1092 of the Code, which applies to certain "straddles," may also affect the taxation of the Fund's transactions in options, futures, and foreign currency contracts. Under Section 1092 of the Code, the Fund may be required to postpone recognition for tax purposes of losses incurred in certain of such transactions.


     Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. This designated amount cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. The deduction, if any, may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt-financed or are held for fewer than 46 days.


     Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any ordinary income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.


     Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of ordinary income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserves the right to refuse to open an account for any person failing to certify the person's taxpayer identification number.

     The Fund will not be subject to corporate income tax in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.


     The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.

     Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax on amounts constituting ordinary income.

     In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change. Any such charges could affect the validity of this discussion. The discussion also represents only a general summary of tax law and practice currently applicable to the Fund and certain shareholders therein, and, as such, is subject to change. In particular, the consequences of an investment in shares of the Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein. Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.

                         TRUSTEES AND EXECUTIVE OFFICERS


     The overall management of the business and affairs of the Trust is vested with its Board of Trustees (the "Board"). The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Adviser, the Administrator, Custodian and Transfer Agent. The day to day operations of the Trust are delegated to its officers, subject to the Fund's investment objective, strategies, and policies and to general supervision by the Board.

     The Trustees and executive officers of the Trust, their birth dates and positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are listed in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.



----------------------------- -------------- --------------------- ----------------------------------- -----------------------------
         Name, Address        Position with   Term of Office and    Principal Occupation During Past
            and Age             the Trust    Length of Time Served            Five Years                Other Directorships Held
----------------------------- -------------- --------------------- ----------------------------------- -----------------------------
                                         Independent Trustees of the Trust
------------------------------------------------------------------------------------------------------------------------------------
Dorothy A. Berry*             Chairman and   Indefinite Term       Consultant, Talon Industries        None.
  (born 1943)                 Trustee        since May 1991.       (administrative, management and
2020 E. Financial Way,                                             business consulting); formerly
Suite 100, Glendora, CA 91741                                      Chief Operating Officer,
                                                                   Integrated Asset Management
                                                                   (investment adviser and manager)
                                                                   and formerly President, Value
                                                                   Line, Inc. (investment advisory
                                                                   and financial publishing firm).
----------------------------- -------------- --------------------- ----------------------------------- -----------------------------
Wallace L. Cook*               Trustee       Indefinite Term       Retired. Formerly Senior Vice       None.
  (born 1939)                                since May 1991.       President, Rockefeller Trust Co.;
2020 E. Financial Way, Suite                                       Financial Counselor, Rockefeller
100, Glendora, CA 91741                                            & Co.
----------------------------- -------------- --------------------- ----------------------------------- -----------------------------
Carl A. Froebel*              Trustee        Indefinite Term       Private Investor.  Formerly         None.
  (born 1938)                                since May 1991.       Managing Director, Premier
2020 E. Financial Way, Suite                                       Solutions, Ltd.  Formerly
100, Glendora, CA 91741                                            President and Founder, National
                                                                   Investor Data Services, Inc.
                                                                   (investment related computer
                                                                   software).
----------------------------- -------------- --------------------- ----------------------------------- -----------------------------
Rowley W.P. Redington*        Trustee        Indefinite Term       President; Intertech Computer       None.
  (born 1944)                                since May 1991.       Services Corp. (computer services
2020 E. Financial Way, Suite                                       and consulting); formerly Vice
100, Glendora, CA 91741                                            President, PRS of New Jersey,
                                                                   Inc. (management consulting), and
                                                                   Chief Executive Officer, Rowley
                                                                   Associates (consultants).
----------------------------- -------------- --------------------- ----------------------------------- -----------------------------
Ashley T. Rabun*              Trustee        Indefinite Term        Founder and Chief Executive        Trustee, Trust for Investment
  (born 1952)                                since May 2002.        Officer, InvestorReach, Inc.       Managers; Trustee, E*TRADE
2020 E. Financial Way                                               (financial services marketing and  Funds.
Glendora, CA 91741                                                  distribution consulting).
------------------------------------------------------------------------------------------------------- ----------------------------
                                               Interested Trustee of the Trust
----------------------------- ---------------- ---------------------- --------------------------------- ----------------------------
Steven J. Paggioli**          Trustee          Indefinite Term        Consultant, U.S. Bancorp Fund       Trustee, Managers Funds.
  (born 1950)                                  since May 1991.        Services, LLC since July, 2001;
2020 E. Financial Way                                                 formerly, Executive Vice
Glendora, CA 91741                                                    President, Investment Company
                                                                      Administration, LLC ("ICA")
                                                                      (mutual fund administrator
                                                                      and the Fund's former
                                                                      administrator).
----------------------------- ---------------- ---------------------- --------------------------------- ----------------------------
                                      Officers of the Trust
----------------------------- ---------------- ---------------------- --------------------------------- ----------------------------
Steven J. Paggioli            President        Indefinite Term        See Above.                          See Above.
  (see above)                 (Interested      since May 1991.
                              Trustee - see
                              above.)
----------------------------- ---------------- ---------------------- --------------------------------- ----------------------------
Robert M. Slotky              Treasurer        Indefinite Term        Vice President, U.S. Bancorp Fund   None.
  (born 1947)                                  since May 1991.        Services, LLC since July, 2001;
2020 E. Financial Way, Suite                                          formerly, Senior Vice President,
100, Glendora, CA 91741                                               ICA (May 1997-July 2001); former
                                                                      instructor of accounting at
                                                                      California State
                                                                      University-Northridge (1997).
----------------------------- ---------------- ---------------------- --------------------------------- ----------------------------
Chad E. Fickett               Secretary        Indefinite Term        Compliance Administrator, U.S.      None.
  (born 1973)                                  since March 2002.      Bancorp Fund Services, LLC since
615 East Michigan St.                                                 July, 2000.
Milwaukee, WI 53202
----------------------------- ---------------- ---------------------- --------------------------------- ----------------------------




     *Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act.

     **Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Paggioli is an interested person of the Trust by virtue of his position as President of the Trust. He is also a consultant with U.S. Bancorp Fund Services, LLC, the administrator for the Fund.

Compensation

     Set forth below is the rate of compensation received by the Trustees. Each Disinterested Trustee receives an annual retainer of $10,000 and a fee of $2,500 for each regularly scheduled meeting. These Trustees also receive a fee of $1,000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $5,000. Disinterested trustees are also reimbursed for expenses in connection with each Board meeting attended. This amount is allocated among each of the Trust's portfolios. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.



                                      Aggregate       Pension or Retirement  Estimated Annual   Total Compensation
                                  Compensation From   Benefits Accrued as     Benefits Upon   from Trust(2) Paid to
        Name of Person/Position      the Trust(1)    Part of Fund Expenses     Retirement           Trustees
------------------------------- ------------------- ---------------------- ----------------- -----------------------
Dorothy A. Berry, Trustee              $25,000                None                None              $25,000
------------------------------- ------------------- ---------------------- ----------------- -----------------------
Wallace L. Cook, Trustee               $20,000                None                None              $20,000
------------------------------- ------------------- ---------------------- ----------------- -----------------------
Carl A. Froebel, Trustee               $20,000                None                None              $20,000
------------------------------- ------------------- ---------------------- ----------------- -----------------------
Rowley W.P. Redington, Trustee         $20,000                None                None              $20,000
------------------------------- ------------------- ---------------------- ----------------- -----------------------
Ashley T. Rabun, Trustee(3)            $20,000                None                None              $20,000



-----------------------------------------

1 For the fiscal year ended March 31, 2002.
2 There are currently numerous portfolios comprising the Trust. For the fiscal year ended March 31, 2002, trustees fees and expenses in the amount of $12,499 were allocated to the Fund.
3 Newly appointed to the Board of Trustees as of May 1, 2002.

Trust Committees

     The Trust has two standing committees: the Audit Committee and the Valuation Committee.

     The Audit Committee is comprised of all of the Trustees who are not "interested persons" as defined under the 1940 Act ("Independent Trustees"). It does not include interested Trustees of the Trust. The Audit Committee typically meets once per year with respect to the various series of the Trust, and may meet more frequently. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Fund's financial statements and to ensure the integrity of the Fund's pricing and financial reporting. The Audit Committee met once during the Fund's last fiscal year.

     The Valuation Committee is comprised of one or more Independent Trustees and the Trust's Treasurer. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board of Trustees. The Valuation Committee meets as needed. The Valuation Committee met three times during the Fund's last fiscal year.

Control Persons, Principal Shareholders, and Management Ownership

     A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control. As of June 30, 2002, the following shareholders were considered to be either a control person or principal shareholder of the Fund:



-------------------------------- ------------ ----------------------------
Name and Address                 % Ownership       Type of Ownership
-------------------------------- ------------ ----------------------------
Charles Schwab & Co.
101 Montgomery Street               26.11%              Record
San Francisco, CA 94104-4122

Osterweis Capital Management
Retirement Trust                    9.09%               Record
John S. Osterweis, Trustee
One Maritime Plaza, Suite 800
San Francisco, CA 94111-3411

-------------------------------- ------------ ----------------------------


     As of December 31, 2001, the Independent Trustees of the Trust did not beneficially own shares of the Fund and the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund. Furthermore, neither the Independent Trustees nor members of their immediately family, owned securities beneficially or of record in the Adviser, the principal underwriter to the Fund, or an affiliate of the Adviser or principal underwriter. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $60,000, in the Adviser, the principal underwriter or any of their affiliates. In addition, during the most recently completed calendar year, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $60,000 and to which the Adviser, the principal underwriter or any affiliate of thereof was a party.

                          THE FUND'S INVESTMENT ADVISER

     As stated in the Prospectus, investment advisory services are provided to the Fund by Osterweis Capital Management, Inc., the Adviser, pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). The Adviser's address is One Maritime Plaza, Suite 800, San Francisco, CA 94111. As compensation, the Fund pays the Adviser a monthly management fee (accrued daily) based upon its average daily net assets at the annual rate of 1.00%.

     The Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the Fund, and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.

     In renewing the Advisory Agreement on behalf of the Fund, at a meeting of the Board of Trustees in May 2002, the Board, including the Independent Trustees, took into consideration, among other things: (a) the nature and quality of the services provided by the Adviser to the Fund; (b) the appropriateness of the fees paid by the Fund to the Adviser; (c) the level of Fund expenses; (d) the reasonableness of the potential profitability of the Advisory Agreement to the Adviser; and (e) the nature of the Fund's investments. With respect to renewing the Advisory Agreement for the Fund, in fulfilling the requirements outlined in Section 15(c) of the 1940 Act, the Trustees noted, among other things, that as with prior renewal meetings, that the advisory fees to be paid by the Fund and the proposed expenses of the Fund were reasonable and generally consistent in relation to the relevant peer groups and that the Adviser's brokerage practices were reasonably efficient. In addition, they noted that the performance of the Fund for the one-year period ended March 31, 2002 was higher than the Fund's benchmark index.

     For the fiscal year ended March 31, 2002, the Adviser received fees from the Fund in the amount of $583,889. For the fiscal year ended March 31, 2001, the Adviser received fees from the Fund in the amount of $468,022. For the fiscal year ended March 31, 2000, the Adviser received fees from the Fund in the amount of $355,496. For the same period, the Fund repaid the Adviser $41,723 of the amount of expenses it previously reimbursed the Fund during prior fiscal periods.

                                SERVICE PROVIDERS

Administrator, Fund Accountant, Transfer Agent and Dividend Disbursing Agent

     U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 (the "Administrator"), provides administrative services to the Fund pursuant to an Administration Agreement. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required notice filings necessary to maintain the Fund's ability to sell shares in all states where the Fund currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Fund's servicing agents (i.e., transfer agent, custodian, fund accountant, etc.); review and adjust as necessary the Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Fund and the Administrator. U.S. Bancorp Fund Services, LLC also serves as fund accountant, transfer agent and dividend disbursing agent under separate agreements. For its services to the Fund, during the fiscal years ended March 31, 2002, 2001, and 2000, the Administrator received fees of $115,306, $ 93,604, and $71,099, respectively.

Custodian

     U.S. Bank, National Association, 425 Walnut Street, Cincinnati, Ohio 45202, is custodian for the securities and cash of the Fund. Under the Custodian Agreement, U.S. Bank, National Association holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.

Independent Auditors and Legal Counsel

     Ernst & Young LLP, 725 South Figueroa St., Los Angeles, CA 90017, are the independent auditors for the Fund and audit the Fund's financial statements. Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, California 94105-3441, are legal counsel to the Fund.

                      PRINCIPAL UNDERWRITER AND DISTRIBUTOR

     Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the "Distributor"), serves as principal underwriter for shares of the Fund, and acts as the Fund's distributor in a continuous public offering of the Fund's shares. Pursuant to a distribution agreement between the Fund and the Distributor, the Distributor provides certain administration services and promotes and arranges for the sale of Fund shares. The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. ("NASD").

     The distribution agreement continues in effect for periods not exceeding one year if approved at least annually by (i) the Board or the vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) and
(ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.


                       EXECUTION OF PORTFOLIO TRANSACTIONS


     Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund's portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker" unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

     Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Whenever possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

     In placing portfolio transactions, the Adviser will use its reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Adviser that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the NASD.

     While it is the Fund's general policy to seek first to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Adviser, even if the specific services are not directly useful to the Fund and may be useful to the Adviser in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Adviser's overall responsibilities to the Fund.

     Investment decisions for the Fund are made independently from those of other client accounts or mutual funds ("Funds") managed or advised by the Adviser. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts or Funds. In such event, the position of the Fund and such client account(s) or Funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or Funds seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or Funds simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts or Funds in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.


     The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through brokers solely for selling shares of the Fund, although the Fund may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers.


     During the fiscal year ended March 31, 2002, the Fund paid $121,039 in brokerage commissions with respect to portfolio transactions. During the fiscal year ended March 31, 2001, the Fund paid $64,158 in brokerage commissions with respect to portfolio transactions. During the fiscal year ended March 31, 2000, the Fund paid $45,124 in brokerage commissions with respect to portfolio transactions.


                               PORTFOLIO TURNOVER


     Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. See "Execution of Portfolio Transactions." The Fund's portfolio turnover rate for the fiscal years ended March 31, 2002, 2001 and 2000 was 48.85%, 31.77% and 38.58%, respectively.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     The information provided below supplements the information contained in the Fund's Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares

         The public offering price of Fund shares is the net asset value. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m., Eastern time.

     The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.


     The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.


     Shareholders who purchase Fund shares by payment-in-kind in the form of shares of stock, bonds or other securities will be charged the brokerage commissions on the sale of any security so tendered it if is sold by the Fund within 90 days of acquisition.

How to Sell Shares

     You can sell your Fund shares any day the NYSE is open for regular trading.

Delivery of redemption proceeds


     Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.


     The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

Telephone redemptions

     Shareholders must have selected telephone transactions privileges on the Account Application when opening a Fund account. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest Account Application or as otherwise properly specified to the Fund in writing.

     The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, an investor agrees, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

     During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus. The Telephone Redemption Privilege may be modified or terminated without notice.

Redemptions-in-kind

     The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund's assets). The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Automatic Investment Plan

     As discussed in the Prospectus, the Fund provides an Automatic Investment Plan for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of the Automatic Investment Plan are paid by the Fund. The market value of the Fund's shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

                          DETERMINATION OF SHARE PRICE

     As noted in the Prospectus, the net asset value and offering price of shares of the Fund will be determined once daily as of the close of public trading on the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading. The Fund does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share. However, the net asset value of the Fund's shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board of Trustees decides it is necessary.

     In valuing the Fund's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on Nasdaq are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on Nasdaq on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on Nasdaq are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value.


     Fixed-income obligations with original or remaining maturities in excess of 60 days and for which market quotations are readily available are valued at current market quotations as provided by an independent pricing service. Fixed-income obligations that have maturities of less than 60 days are valued at amortized cost.

     Options on securities are valued at the last sales price at the close of trading on such exchange or, if there was no sale on the applicable options exchange on such day, at the average of the quoted bid and asked prices as of the close of such exchange. Certain markets are not closed at the time that the Fund prices portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources. Futures contracts and options thereon traded on a commodities exchange or board of trade shall be valued at the last sale price at the close of trading on such exchange or board of trade, or if there was no sale on the applicable commodities exchange or board of trade on such day, at the average of quoted bid and asked prices as of the closes of such exchange or board of trade. Options and futures positions and all other assets of the Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

     The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share. An example of how the Fund calculated its net asset value per share as of March 31, 2002 is as follows:



                      Net Assets
         ------------------------------------------ = Net Asset Value Per Share
                   Shares Outstanding


                        $69,682,671
         ------------------------------------------  =   $19.81
                         3,517,648


                             PERFORMANCE INFORMATION

     From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Fund's average annual compounded rate of return for the most recent one, five and ten year periods, or shorter periods from inception, through the most recent calendar quarter. The Fund may also advertise aggregate and average total return information over different periods of time.

     The Fund's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index and indices published by Lipper
Analytical Services, Inc. From time to time, evaluations of the Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Fund.

     Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.


     Average Annual Total Return

     Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

         P(1 + T)n = ERV

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ERV" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

     The average annual total return computed at the public offering price (net asset value) for the Fund for the period ended March 31, 2002 are as follows:

One Year                            -3.04%
Five Years                          20.39%
Since Inception                     15.86%
(October 1, 1993)

         Average Annual Total Return (after Taxes on Distributions):

     The Fund's quotations of average annual total return (after taxes on distributions) are calculated according to the following formula:

         P(1 + T)n = ATVD

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ATVD" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Adviser.

     The average annual total return (after taxes on distributions) computed at the public offering price (net asset value) for the Fund for the period ended March 31, 2002 are as follows:

One Year                            -3.36%
Three Years                         18.07%
Since Inception                     14.19%
(October 1, 1993)

     Average Annual Total Return (after Taxes on Distributions and Redemptions):

     The Fund's quotations of average annual total return (after taxes on distributions and redemption) are calculated according to the following formula:

         P(1 + T)n = ATVDR

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ATVDR" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period after taxes on distributions and redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Adviser.

         The average annual total return (after taxes on distributions) computed at the public offering price (net asset value) for the Fund for the period ended March 31, 2002 are as follows:

One Year                            -1.69%
Three Years                         16.86%
Since Inception                     13.22%
(October 1, 1993)



   GENERAL INFORMATION

     Investors in the Fund will be informed of the Fund's progress through periodic reports. Financial statements certified by independent auditors will be submitted to shareholders at least annually.


     The Trust was organized as a Massachusetts business trust on February 24, 1987. The Agreement and Declaration of Trust permits the Board to issue an limited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.


     Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required to and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.


     The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets for any shareholder held personally liable for obligations of the Fund or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.


     The Trust and the Adviser have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of these entities to invest in securities that may be purchased or held by the Fund.



   FINANCIAL STATEMENTS


     The Annual Report to Shareholders for the Fund for the fiscal year ended March 31, 2002 is a separate document. The financial statements, accompanying notes and report of independent auditors appearing therein are incorporated by reference in this SAI. A copy of the Annual Report may be obtained without charge by calling or writing the Fund as shown above.


                                    APPENDIX

 Commercial Paper Ratings

Standard & Poor's

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from `A' for the highest-quality obligations to `D' for the lowest. These categories are as follows:

     A-1 - This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1'.

     A-3 - Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B - Issues rated `B' are regarded as having only speculative capacity for timely payment.

     C - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

     D - Debt rated `D' is in payment default. The `D' rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

     Moody's

     Moody's short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade to indicate the relative repayment ability of rated issuers:

     Prime-1  -  Issuers  rated  Prime-1  (or  supporting  institutions)  have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2 - Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Prime-3 - Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Not Prime - Issuers rated Not Prime do not fall within any of the Prime rating categories.

      Credit Ratings

Standard & Poor's

     Standard & Poor's issue credit ratings based in varying degrees, on the following considerations:

     1. Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

     2.   Nature of and provisions of the obligation; and

     3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

     AAA - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     BB, B, CCC, CC, and C - Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     BB - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC - An obligation rated "CC" is currently highly vulnerable to nonpayment.

     C - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

     D - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-)

     The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     "c" - The 'c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

     "p" - The letter 'p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

     * - Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

     "r"- The 'r' highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an 'r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     N.R. - Not Rated - Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Moody's

     Moody's uses the following categories for long-term obligations:

     Aaa - Bonds that are rated "Aaa" to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

     A - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds that are rated "Baa" considered as medium-grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds that are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds that are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds that are rated "Ca" represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds that are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Municipal Note Ratings

Standard & Poor's

     A Standard and Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     o Amortization schedule- the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

     o Source of payment- the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

     SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

     SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     SP-3 - Speculative capacity to pay principal and interest.

     In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

     In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

     The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

     MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

     MIG 1/VMIG 1

     This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.




                                     PART C
                              (The Osterweis Fund)

                                OTHER INFORMATION

Item 23.  Exhibits

(a)  Agreement  and   Declaration  of  Trust  was  previously   filed  with  the
     Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995 and is incorporated herein by reference.

(b) Bylaws was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995 and is incorporated herein by reference.

(c)  Instruments   Defining  Rights  of  Security  Holders  is  incorporated  by reference to Registrant's Declaration of Trust and Bylaws.

(d) Investment Advisory Agreements were previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

(e) Form of Distribution Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

(f)  Bonus or Profit Sharing Contracts is not applicable.

(g) Form of Custody Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on June 15, 1998 and is incorporated herein by reference.

(h)  Other Material Contracts

     (i) Form of Fund Administration Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

     (ii) Form of Transfer Agent Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

     (iii)Form of Fund Accounting Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

     (iv) Power of Attorney dated May 20, 2002 was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on June 7, 2002 and is incorporated herein by reference.

(i)  Opinion of Counsel is not applicable.

(j)  Consent of Independent Public Accountants is filed herewith.

(k)  Omitted Financial Statements is not applicable.

(l)  Agreement Relating to Initial Capital is not applicable.

(m)  Rule 12b-1 Plan is not applicable.

(n)  Rule 18f-3 Plan is not applicable.

(o)  Reserved.

(p) Code of Ethics for Registrant and Adviser was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on July 19, 2000 and is incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

     The information on insurance and indemnification is incorporated by reference to Pre-Effective Amendment No. 1 and Post-Effective Amendment No. 1 to the Registrant's Registration Statement.

     In addition, insurance coverage for the officers and trustees of the Registrant also is provided under a Directors and Officers/Errors and Omissions Liability insurance policy issued by ICI Mutual Insurance Company with a $1,000,000 limit of liability.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue."

     Reference is also made to Paragraph 6 of the Distribution Agreement.

Item 26.  Business and Other Connections of the Investment Advisers

     With respect to the Advisers, the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) once filed with the Securities and Exchange Commission.

Item 27.  Distributor.

(a) Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, the principal underwriter and distributor for shares of the Registrant, will also act as principal underwriter for the following other investment companies:

----------------------------------------- ----------------------------------------------------
          Advisors Series Trust                      Investors Research Fund, Inc.
----------------------------------------- ----------------------------------------------------
           AHA Investment Funds                                IPS Funds
----------------------------------------- ----------------------------------------------------
           Alpine Equity Trust                            Jacob Internet Fund
----------------------------------------- ----------------------------------------------------
           Alpine Series Trust                        The Jensen Portfolio, Inc.
----------------------------------------- ----------------------------------------------------
         Brandes Investment Trust                     Kayne Anderson Mutual Funds
----------------------------------------- ----------------------------------------------------
      Brandywine Advisors Fund, Inc.                   Kit Cole Investment Trust
----------------------------------------- ----------------------------------------------------
     Builders Fixed Income Fund, Inc.                 Light Revolution Fund, Inc.
----------------------------------------- ----------------------------------------------------
            CCM Advisors Funds                             The Lindner Funds
----------------------------------------- ----------------------------------------------------
       CCMA Select Investment Trust                           LKCM Funds
----------------------------------------- ----------------------------------------------------
           Country Mutual Funds                           Monetta Fund, Inc.
----------------------------------------- ----------------------------------------------------
            Cullen Funds Trust                            Monetta Trust, Inc.
----------------------------------------- ----------------------------------------------------
     The Dessauer Global Equity Fund                 1-800-MUTUALS Advisor Series
----------------------------------------- ----------------------------------------------------
              Everest Funds                           MW Capital Management Funds
----------------------------------------- ----------------------------------------------------
        First American Funds, Inc.                       PIC Investment Trust
----------------------------------------- ----------------------------------------------------
First American Insurance Portfolios, Inc.          Professionally Managed Portfolios
----------------------------------------- ----------------------------------------------------
  First American Investment Funds, Inc.                  Purisima Funds Trust
----------------------------------------- ----------------------------------------------------
   First American Strategy Funds, Inc.                      Quintara Funds
----------------------------------------- ----------------------------------------------------
     First American Closed End Funds          Rainier Investment Management Mutual Funds
----------------------------------------- ----------------------------------------------------
             FFTW Funds, Inc.                         RNC Mutual Fund Group, Inc.
----------------------------------------- ----------------------------------------------------
     Fleming Mutual Fund Group, Inc.                       SAMCO Funds, Inc.
----------------------------------------- ----------------------------------------------------
         Fort Pitt Capital Funds                           SEIX Funds, Inc.
----------------------------------------- ----------------------------------------------------
           Glenmede Fund, Inc.                       TIFF Investment Program, Inc.
----------------------------------------- ----------------------------------------------------
       Harding, Loevner Funds, Inc.                  Trust for Investment Managers
----------------------------------------- ----------------------------------------------------
           Hennessy Funds, Inc.                  TT International U.S.A. Master Trust
----------------------------------------- ----------------------------------------------------
     The Hennessy Mutual Funds, Inc.                         Wexford Trust
----------------------------------------- ----------------------------------------------------
              Investec Funds                                 Zodiac Trust
----------------------------------------- ----------------------------------------------------


(b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Position and Offices with Quasar Positions and Offices with
Business Address   Distributors, LLC                Registrant
------------------ -------------------------------- ----------------------------
James R. Schoenike President, Board Member          None
------------------ -------------------------------- ----------------------------
Donna J. Berth     Treasurer                        None
------------------ -------------------------------- ----------------------------
Suzanne E. Riley   Secretary                        None
------------------ -------------------------------- ----------------------------
Joe Redwine        Board Member                     None
------------------ -------------------------------- ----------------------------
Bob Kern           Board Member                     None
------------------ -------------------------------- ----------------------------
Paul Rock          Board Member                     None
------------------ -------------------------------- ----------------------------
Jennie Carlson     Board Member                     None
------------------ -------------------------------- ----------------------------

The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c)  Not Applicable.

Item 28.  Location of Accounts and Records.

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

---------------------------------- ----------------------------------------
Records Relating to:               Are located at:
---------------------------------- ----------------------------------------
Registrant's Fund Administrator,   U.S. Bancorp Fund Services, LLC
Fund Accountant and Transfer Agent 615 East Michigan Street, 3rd Floor
                                   Milwaukee, WI  53202
---------------------------------- ----------------------------------------
Registrant's Custodian             U.S. Bank, National Association
                                   425 Walnut Street
                                   Cincinnati, OH  45202
---------------------------------- ----------------------------------------
Registrant's Investment Adviser    Osterweis Capital Management, Inc.
                                   One Maritime Plaza, Suite 800
                                   San Francisco, CA 94111
---------------------------------- ----------------------------------------

Item 29. Management Services Not Discussed in Parts A and B.

         Not Applicable.

Item 30. Undertakings.

         Not Applicable.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 25th day of July, 2002.


                                         Professionally Managed Portfolios

                                         By: Steven J. Paggioli*
                                           -----------------------------------
                                             Steven J. Paggioli
                                             President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities and on July 25, 2002.

Signature                             Title

Steven J. Paggioli*                   President and Trustee
-------------------
Steven J. Paggioli

Dorothy A. Berry*                     Trustee
-----------------
Dorothy A. Berry

Wallace L. Cook*                      Trustee
----------------
Wallace L. Cook

Carl A. Froebel*                      Trustee
----------------
Carl A. Froebel

Rowley W. P. Redington*               Trustee
-----------------------
Rowley W. P. Redington

Ashley T. Rabun*                      Trustee
----------------
Ashley T. Rabun

Robert M. Slotky*                     Principal Financial and Accounting Officer
-----------------
Robert M. Slotky

*  By /s/ Chad E. Fickett
   ------------------------
        Chad E. Fickett
        Attorney-in-Fact pursuant to Power
        of Attorney


EXHIBIT INDEX

      Exhibit                                                       Exhibit No.
      -------                                                       -----------

      Consent of Auditors                                              EX-99.j.